UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      RoundKeep Capital Advisors LLC

Address:   300 North LaSalle, Suite 5550
           Chicago, Illinois 60654


Form 13F File Number: 028-14214


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael D. Adamski
Title:  Chief Operating Officer and General Cousel
Phone:  312.422.8900

Signature,  Place,  and  Date  of  Signing:

/s/ Michael D. Adamski             Chicago, Illinois                  11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $      323,075
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- --------------- --------- -------- ----------------- ---------- -------- -------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABBOTT LABS                  COM             002824100    15906   232000 SH       SOLE                 232000      0    0
CHESAPEAKE ENERGY CORP       COM             165167107    11322   600000 SH  PUT  SOLE                 600000      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109     4761   125000 SH  CALL SOLE                 125000      0    0
COOPER INDUSTRIES PLC        SHS             G24140108     9533   127000 SH       SOLE                 127000      0    0
COVENTRY HEALTH CARE INC     COM             222862104    17510   420000 SH       SOLE                 420000      0    0
CYTEC INDS INC               COM             232820100     9894   151000 SH       SOLE                 151000      0    0
DEAN FOODS CO NEW            COM             242370104     6548   400500 SH       SOLE                 400500      0    0
HUDSON CITY BANCORP          COM             443683107    38017  4785000 SH       SOLE                4785000      0    0
INGERSOLL-RAND PLC           SHS             G47791101     9995   223000 SH       SOLE                 223000      0    0
KINDER MORGAN INC DEL        W EXP 05/25/201 49456B119     1396   400000 SH       SOLE                 400000      0    0
LIBERTY MEDIA CORPORATION    LIB CAP COM A   530322106     7182    69000 SH       SOLE                  69000      0    0
MARATHON PETE CORP           COM             56585A102     5459   100000 SH  PUT  SOLE                 100000      0    0
MARKET VECTORS ETF TR        OIL SVCS ETF    57060U191     2816    70000 SH  PUT  SOLE                  70000      0    0
MEDICIS PHARMACEUTICAL CORP  CL A NEW        584690309    23924   552900 SH       SOLE                 552900      0    0
NEXEN INC                    COM             65334H102    20677   816000 SH       SOLE                 816000      0    0
PENTAIR INC                  COM             709631105    10949   246000 SH       SOLE                 246000      0    0
PHILLIPS 66                  COM             718546104     3941    85000 SH       SOLE                  85000      0    0
PHILLIPS 66                  COM             718546104     9274   200000 SH  CALL SOLE                 200000      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506     6242    85000 SH  PUT  SOLE                  85000      0    0
SELECT SECTOR SPDR TR        SBI MATERIALS   81369Y100     1840    50000 SH  PUT  SOLE                  50000      0    0
SHAW GROUP INC               COM             820280105    10556   242000 SH       SOLE                 242000      0    0
SPDR S&P 500 ETF TR          TR UNIT         78462F103    62627   435000 SH  PUT  SOLE                 435000      0    0
SYMANTEC CORP                COM             871503108     7190   400000 SH       SOLE                 400000      0    0
TEXTRON INC                  COM             883203101    10259   392000 SH       SOLE                 392000      0    0
VALERO ENERGY CORP NEW       COM             91913Y100     4752   150000 SH  PUT  SOLE                 150000      0    0
WASTE CONNECTIONS INC        COM             941053100     6655   220000 SH       SOLE                 220000      0    0
WASTE MGMT INC DEL           COM             94106L109     3850   120000 SH  PUT  SOLE                 120000      0    0


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